Taxation - Summary of reconciliation of the beginning and ending unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 108,500	$ 6,107	$ 107
Additions based on tax positions related to the current year	30,200	2,000
Additions for tax positions of prior years	72,300	$ 4,000
Reductions for tax positions of prior years	$ (107)